Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Related Party Text Block Abstract
Expense paid on behalf of related parties				$ 57,550
Management remuneration				1,160,293	677,291
Compensation amount	$ 1,229,114	$ 1,242,706	$ 1,417,266	$ 1,160,293		$ 163,354
Key management remuneration					$ 677,291	$ 144,569